Others, net	12 Months Ended
Dec. 31, 2017
Others, net
Others, net

20.  Others, net

Others, net, consist of the following:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Foreign exchange gains/(losses), net	(56,992)	(143,125)	213,482
Government financial incentives	387,774	721,564	843,447
Impairment of investments	(611,108)	(542,946)	(139,823)
Gain from business and investment disposals	1,507	1,232,853	74,965
Others	133,012	275,030	324,337

Total	(145,807)	1,543,376	1,316,408

Government financial incentives represent rewards provided by the relevant PRC municipal government authorities to the Group for business achievements made by the Group.  As there is no further obligation for the Group to perform, government financial incentives are recognized as other income when received. The amounts of such government financial incentives are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government financial incentives in the future.